Credit Facilities and Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity
2014	$ 2,833
2015	3,123
2016	2,125
2017	1,923
2018 and thereafter	130
Total long-term debt	10,134	8,626
Equipment Operations [Member]
Long-term Debt, Fiscal Year Maturity
2014	130
2015	70
2016	299
2017	1,592
2018 and thereafter	7
Long-Term Intersegment	554
Total long-term debt	2,652	3,572
Financial Services [Member]
Long-term Debt, Fiscal Year Maturity
2014	2,703
2015	3,053
2016	1,826
2017	331
2018 and thereafter	123
Long-Term Intersegment	554
Total long-term debt	$ 8,590	$ 6,251